Net debt	6 Months Ended
Jun. 30, 2020
Subclassifications of assets, liabilities and equities [abstract]
Net debt and net debt including leases
Net debt

Net debt*	Second	Second	First	First
	quarter	quarter	half	half	Year
$ million	2020	2019	2020	2019	2019
Finance debt(a)(b)	76,003	67,553	76,003	67,553	67,724
Fair value (asset) liability of hedges related to finance debt(c)	(430)	(378)	(430)	(378)	190
	75,573	67,175	75,573	67,175	67,914
Less: cash and cash equivalents(b)	34,653	20,674	34,653	20,674	22,472
Net debt	40,920	46,501	40,920	46,501	45,442
Total equity(d)	82,811	103,623	82,811	103,623	100,708
Gearing*	33.1%	31.0%	33.1%	31.0%	31.1%

(a)	The fair value of finance debt at 30 June 2020 was $77,990 million (31 December 2019 $69,376 million).

(b)	Second quarter and first half 2020 includes $436 million of cash and $24 million of finance debt included in assets and liabilities held for sale in the group balance sheet.

(c)
Derivative financial instruments entered into for the purpose of managing interest rate and foreign currency exchange risk associated with net debt with a fair value liability position of $554 million (second quarter 2019 liability of $563 million) are not included in the calculation of net debt shown above as hedge accounting is not applied for these instruments.

(c)	Total equity in the second quarter and first half 2020 includes $11.9 billion related to perpetual hybrid bonds issued on 17 June 2020. See Note 1 for further information.